STOCK-BASED COMPENSATION PLANS - Parent corporation outstanding options (Details) - Parent corporation stock option plan $ in Millions	12 Months Ended
	Dec. 31, 2022 Option	Dec. 31, 2021 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year	0
Options, exercised		(30,000)
Options, balance at end of year	0	0
Cash consideration on stock options exercised | $		$ 2.0
Number of shares outstanding	0	0